Cover	Oct. 22, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2024
Entity Registrant Name	Pinstripes Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41236
Entity Tax Identification Number	86-2556699
Entity Address, Address Line One	1150 Willow Road
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	480-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852633
Amendment Flag	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PNST
Security Exchange Name	NYSE
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock, exercise price of $11.50 per share
Trading Symbol	PNST.WS
Security Exchange Name	NYSE